Property, Plant And Equipment And Rental Equipment - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation			$ 1.9	$ 2.0	$ 1.6
Depreciation, Property, plant and equipment			1.9	2.0	1.6
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	$ 0.4
Depreciation, Property, plant and equipment	0.4
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, rental equipment			0.5	2.6	26.4
Additions other than through business combinations, property, plant and equipment	2.5	$ 11.3
Rental Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through net exchange differences, property, plant and equipment	5.1	9.7
Property and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	0.9	1.3
Property and Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through net exchange differences, property, plant and equipment	1.1	1.2
Earnings or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	16.3	15.7	65.9	62.9	63.7
Depreciation, Property, plant and equipment	16.3	15.7	65.9	62.9	63.7
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	15.9	15.2	64.1	61.2	61.7
Depreciation, Property, plant and equipment	15.9	15.2	64.1	61.2	61.7
Selling and Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	0.4	0.5	1.8	1.7	2.0
Depreciation, Property, plant and equipment	$ 0.4	$ 0.5	$ 1.8	$ 1.7	$ 2.0